                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2


1.       Name and address of issuer:
         The Galaxy Fund
         440 Lincoln Street, MB 105
         Worcester, MA  01653

2.       Name of each series or class of funds for which this notice is filed:
         Money Market Fund - Class A shares of beneficial interest
         Tax-Exempt Fund - Class E shares of beneficial interest
         Government Fund - Class B shares of beneficial interest
         U.S. Treasury Fund - Class F shares of beneficial interest
         Equity Value Fund - Class C shares of beneficial interest
         Equity Growth Fund - Class H shares of beneficial interest
         Equity Income Fund - Class I shares of beneficial interest International Equity Fund - Class G shares of beneficial interest Intermediate Government Income Fund - Class D shares of beneficial interest
         High Quality Bond Fund - Class J shares of beneficial interest Short-Term Bond Fund - Class L shares of beneficial interest
         Asset Allocation Fund - Class N shares of beneficial interest
         Small Company Equity Fund - Class K shares of beneficial interest Tax-Exempt Bond Fund - Class M shares of beneficial interest
         New York Municipal Bond Fund - Class O shares of beneficial interest Connecticut Municipal Bond Fund- Class P shares of beneficial interest Massachusetts Municipal Bond Fund - Class Q shares of beneficial interest
         Rhode Island Municipal Bond Fund - Class R shares of beneficial interest
         Institutional Treasury Money Market Fund - Class S shares of beneficial interest
         Corporate Bond Fund - Class T shares of beneficial interest
         Growth and Income Fund - Class U shares of beneficial interest Connecticut Municipal Money Market Fund - Class V shares of beneficial interest
         Massachusetts Municipal Money Market Fund - Class W shares of beneficial interest
         Small Cap Value Fund - Class X shares of beneficial interest

3.       Investment Company Act File Number:  811-4636

         Securities Act File Number:  33-4806

4.       Last day of fiscal year for which this notice is filed:  October 31,
         1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:


                                                                [ ]

6. Date of termination of issuer's declaration under Rule 24f-2(a)(1), if applicable: N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: None

8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2: 173,914,870 shares, $479,958,405 (aggregate dollar amount)

9. Number and aggregate sale price of securities sold during the fiscal year:

                                                                     Aggregate
                                             Shares                Dollar Amount
                                             ------                -------------
         Money Market Fund                6,063,296,647           $ 6,063,285,565
         Tax-Exempt Fund                    544,577,339               544,577,339
         Government Fund                  2,284,493,713             2,284,493,713
         U.S. Treasury Fund               1,737,653,638             1,737,653,638
         Equity Value Fund                    5,279,316                78,140,482
         Equity Growth Fund                  11,609,949               212,050,375
         Equity Income Fund                   3,657,213                58,604,624
         International Equity Fund            9,218,594               127,355,617
         Intermediate Government
           Income Fund                       10,005,437               101,538,804
         High Quality Bond Fund               5,938,073                62,239,432
         Short-Term Bond Fund                 9,121,083                91,321,903
         Asset Allocation Fund                8,204,424               112,307,434
         Small Company Equity Fund           28,721,561               540,955,491
         Tax-Exempt Bond Fund                 2,039,644                21,851,355
         New York Municipal Bond Fund         1,110,389                11,924,284
         Connecticut Municipal Bond
           Fund                               1,379,322                13,919,118
         Massachusetts Municipal
           Bond Fund                          2,329,328                23,175,844
         Rhode Island Municipal
           Bond Fund                            688,695                 7,329,224
         Institutional Treasury Money
           Market Fund                    1,824,149,469             1,824,149,469
         Corporate Bond Fund                 10,285,700               108,802,753
         Growth and Income Fund              25,788,020               318,688,908
         Connecticut Municipal Money
           Market Fund                      348,429,869               348,429,869
         Massachusetts Municipal Money
           Market Fund                      109,034,987               109,034,987
         Small Cap Value Fund                14,935,618               186,724,022

                       TOTAL             13,061,948,028          $ 14,988,554,250
                                         ==============          ================

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

                                                                      Aggregate
                                            Shares                  Dollar Amount
                                            ------                  -------------
         Money Market Fund                6,063,296,647           $ 6,063,285,565
         Tax-Exempt Fund                    544,577,339               544,577,339
         Government Fund                  2,284,493,713             2,284,493,713
         U.S. Treasury Fund               1,737,653,638             1,737,653,638
         Equity Value Fund                    5,279,316                78,140,482
         Equity Growth Fund                  11,609,949               212,050,375
         Equity Income Fund                   3,657,213                58,604,624
         International Equity Fund            9,218,594               127,355,617
         Intermediate Government
           Income Fund                       10,005,437               101,538,804
         High Quality Bond Fund               5,938,073                62,239,432
         Short-Term Bond Fund                 9,121,083                91,321,903
         Asset Allocation Fund                8,204,424               112,307,434
         Small Company Equity Fund           28,721,561               540,955,491
         Tax-Exempt Bond Fund                 2,039,644                21,851,355
         New York Municipal Bond Fund         1,110,389                11,924,284
         Connecticut Municipal Bond
           Fund                               1,379,322                13,919,118
         Massachusetts Municipal
           Bond Fund                          2,329,328                23,175,844
         Rhode Island Municipal Bond Fund       688,695                 7,329,224
         Institutional Treasury Money
           Market Fund                    1,824,149,469             1,824,149,469
         Corporate Bond Fund                 10,285,700               108,802,753
         Growth and Income Fund              25,788,020               318,688,908
         Connecticut Municipal Money
           Market Fund                      348,429,869               348,429,869
         Massachusetts Municipal Money
           Market Fund                      109,034,987               109,034,987
         Small Cap Value Fund                14,935,618               186,724,022

                       TOTAL             13,061,948,028          $ 14,988,554,250
                                         ==============          ================

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:
         Included in Item 9

                                                                   Aggregate
                                             Shares              Dollar Amount
                                             ------              -------------
         Money Market Fund                   44,952,727           $ 44,952,727
         Tax-Exempt Fund                      3,719,969              3,719,969
         Government Fund                     15,515,154             15,515,154
         U.S. Treasury Fund                  16,540,920             16,540,920
         Equity Value Fund                    1,491,594             20,687,142
         Equity Growth Fund                     572,652             10,324,163
         Equity Income Fund                     474,893              7,353,331
         International Equity Fund              178,975              2,355,308
         Intermediate Government
           Income Fund                          654,595              6,615,423
         High Quality Bond Fund                 632,173              6,609,955
         Short-Term Bond Fund                   278,157              2,780,485
         Asset Allocation Fund                  394,012              5,312,841
         Small Company Equity Fund               70,625              1,155,031
         Tax-Exempt Bond Fund                    97,804              1,051,247
         New York Municipal Bond Fund           143,196              1,537,964
         Connecticut Municipal Bond
           Fund                                  72,847                736,502
         Massachusetts Municipal
           Bond Fund                             84,657                839,102
         Rhode Island Municipal Bond Fund        28,196                299,394
         Institutional Treasury Money
           Market Fund                        1,914,180              1,914,180
         Corporate Bond Fund                    289,501              3,047,222
         Growth and Income Fund                  80,852              1,081,560
         Connecticut Municipal Money
           Market Fund                        1,729,092              1,729,092
         Massachusetts Municipal Money
           Market Fund                          626,085                626,085
         Small Cap Value Fund                     5,155                 66,775

                       TOTAL                 90,548,011          $ 156,851,572
                                             ==========          =============

12.      Calculation of registration fee:

         (i)     Aggregate sale price of securities sold during the fiscal
                 the fiscal year in reliance on Rule 24f-2 (from Item 10):           $   14,988,554,250
                                                                                       ----------------

         (ii)    Aggregate price of shares issued in connection with
                 dividend reinvestment plans (from Item 11, if applicable):          +      156,851,572
                                                                                       ----------------

         (iii)   Aggregate price of shares redeemed or repurchased during
                 the fiscal year (if applicable):                                    -   13,054,359,822**
                                                                                       ----------------

         (iv)    Aggregate price of shares redeemed or repurchased and
                 previously applied as a reduction to filing fees
                 pursuant to Rule 24e-2 (if applicable):                             +        0
                                                                                       ----------------

         (v)     Net aggregate price of securities sold and issued during
                 the fiscal year in reliance on Rule 24f-2 [line (i), plus
                 line (ii), less line (iii), plus line (iv)] (if applicable):           2,091,046,000
                                                                                       ----------------

         (vi)    Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction
                 C.6):  "1/3300"                                                     x   1/33 of 1%
                                                                                         --------------

         (vii)   Fee due [line (i) or line (v) multiplied by line (vi)]:                    633,650.30
                                                                                         =============

Instruction:     Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                          [x]

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                   SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

         By (Signature and Title)*/s/Neil Forrest
                                  ----------------------------------
         Neil Forrest, Vice President
         -----------------------------------------------------------
         Date December 20, 1996
              ------------------------

         *Please print the name and title of the signing officer below the signature.

         **                                Number of Shares         Price of Shares
                                             Redeemed or            Redeemed or
                                             Repurchased            Repurchased
                                             -----------             -----------
         Money Market Fund                4,940,476,858           $ 4,939,476,857
         Tax-Exempt Fund                    554,197,211               554,197,211
         Government Fund                  2,239,360,909             2,239,360,909
         U.S. Treasury Fund               1,546,403,661             1,546,403,661
         Equity Value Fund                    4,448,459                65,656,761
         Equity Growth Fund                   6,506,955               121,989,603
         Equity Income Fund                   1,673,611                26,866,168
         International Equity Fund            3,799,064                52,614,799
         Intermediate Government
           Income Fund                        7,335,636                74,197,959
         High Quality Bond Fund               4,799,306                50,247,062
         Short-Term Bond Fund                 6,829,661                68,400,662
         Asset Allocation Fund                3,735,359                51,335,031
         Small Company Equity Fund           22,974,130               431,597,424
         Tax-Exempt Bond Fund                 1,308,589                14,025,480
         New York Municipal Bond Fund         1,426,116                15,275,915
         Connecticut Municipal Bond
           Fund                                 722,039                 7,274,476
         Massachusetts Municipal
           Bond Fund                          1,036,666                10,254,885
         Rhode Island Municipal Bond Fund       335,169                 3,539,747
         Institutional Treasury Money
           Market Fund                    1,831,804,833             1,831,804,833
         Corporate Bond Fund                  3,827,076                40,160,472
         Growth and Income Fund               6,360,566                83,263,067
         Connecticut Municipal Money
           Market Fund                      239,605,453               239,605,453
         Massachusetts Municipal Money
           Market Fund                       62,582,602                62,582,602
         Small Cap Value Fund                 3,304,149                44,270,380

                       TOTAL             11,494,854,078          $ 12,574,401,417
                                         ==============          ================



As set forth in Item 8, Registrant also registered 173,914,870 shares pursuant to Rule 24e-2 during the fiscal year, representing an aggregate dollar amount of $479,958,405.

                                  Law Offices
                             DRINKER BIDDLE & REATH
                      Philadelphia National Bank Building
                              1345 Chestnut Street
                     Philadelphia, Pennsylvania 19107-3496


                               December 20, 1996



The Galaxy Fund
440 Lincoln Street
Worcester, MA  01605-1959

                          Re:  Rule 24f-2 Notice for The Galaxy Fund
                               (Registration No. 33-4806)

Gentlemen:

                          We have acted as counsel for The Galaxy Fund, a
Massachusetts business trust (the "Trust") in connection with the registration of 6,108,249,374 of its Class A Shares and Class A - Special Series 1 Shares, 2,300,008,867 of its Class B Shares and Class B - Special Series 1 Shares, 6,770,910 of its Class C Shares and Class C - Special Series 1 Shares, 10,660,032 of its Class D Shares and Class D - Special Series 1 Shares, 548,297,308 of its Class E Shares and Class E - Special Series 1 Shares, 1,754,194,558 of its Class F Shares and Class F - Special Series 1 Shares, 9,397,569 of its Class G - Series 1 Shares and Class G - Series 2 Shares, 12,182,601 of its Class H - Series 1 Shares and Class H - Series 2 Shares, 4,132,106 of its Class I - Series 1 Shares and Class I - Series 2 Shares, 6,570,246 of its Class J - Series 1 Shares and Class J - Series 2 Shares, 28,792,186 of its Class K - Series 1 Shares and Class K - Series 2 Shares, 9,399,240 of its Class L - Series 1 Shares and Class L - Series 2 Shares, 2,137,448 of its Class M - Series 1 Shares and Class M - Series 2 Shares, 8,598,436 of its Class N - Series 1 Shares and Class N - Series 2 Shares, 1,253,585 of its Class O - Series 1 Shares and Class O - Series 2 Shares, 1,452,169 of its Class P- Series 1 Shares and Class P - Series 2 Shares, 2,413,985 of its Class Q Series 1 Shares and Class Q - Series 2 Shares, 716,891 of its Class R - Series 2 Shares, 1,826,063,649 of its Class S Shares, 10,575,201 of its Class T - Series 1 Shares, 25,868,872

The Galaxy Fund
December 20, 1996
Page Two


of its Class U- Series 1 Shares and Class U - Series 2 Shares, 360,158,961 of its Class V Shares, 14,940,773 of its Class W Shares and 109,661,072 of its Class X - Series 1 Shares and Class X - Series 2 Shares (collectively, the "Shares") under the Securities Act of 1933, as amended. During the Trust's fiscal year ended October 31, 1996, all of the foregoing Shares were registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Trust is authorized to issue an unlimited number of shares of each class, with a par value of $.001.

                          We have reviewed the Trust's Declaration of Trust as
amended, its Code of Regulations, resolutions adopted by its Board of Trustees and shareholders, and such other legal and factual matters as we have considered necessary. We have relied on an opinion of Ropes & Gray, special Massachusetts counsel to the Trust, insofar as our opinion below relates to matters arising under the laws of the Commonwealth of Massachusetts.

                          On the basis of and subject to the foregoing, we are
of the opinion that the foregoing Shares registered pursuant to Rule 24f-2 were, when issued for payment as described in the Trust's prospectuses for such respective classes of Shares, legally issued, fully paid, and non-assessable by the Trust.

                          Under Massachusetts law, shareholders of a
Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each note, bond, contract, order or other undertaking issued by or on behalf of the Trust or the Trustees relating to the Trust or any class of shares of beneficial interest of the Trust. The Declaration of Trust provides for indemnification out of the assets of the particular class of shares for all loss and expense of any shareholder of that class held personally liable solely by reason of his being or having been a shareholder. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which that class of shares itself would be unable to meet its obligations.

The Galaxy Fund
December 20, 1996
Page Two


                          We hereby consent to the filing of this opinion with
the Securities and Exchange Commission as part of the Trust's Rule 24f-2
Notice.

                                        Very truly yours,

                                        /s/ Drinker Biddle & Reath

                                        DRINKER BIDDLE & REATH